Interest in associates and joint ventures - Selected balance sheet information of BoCom (Details) - USD ($) $ in Millions	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Cash and balances at central banks	$ 242,859		$ 267,674		$ 285,868
Due from and placements with banks and other financial institutions	108,462		102,039
Loans and advances to customers	988,399		930,658		938,535
Other financial assets	10,881		11,397
Total assets	3,233,034		3,017,048		3,038,677
Due to and placements from banks and other financial institutions	97,952		73,997
Customer accounts	1,786,828		1,654,955		1,611,647
Other liabilities	21,112		19,052
Total liabilities	3,027,368		2,824,775
Total equity	$ 205,666		$ 192,273		$ 192,610	$ 185,197
Bank Of Communications Co., Limited
Disclosure of associates [line items]
Cash and balances at central banks		$ 104,220		$ 99,663
Due from and placements with banks and other financial institutions		123,034		122,607
Loans and advances to customers		1,265,800		1,128,603
Other financial assets		657,196		587,721
Other assets		66,665		61,086
Total assets		2,216,915		1,999,680
Due to and placements from banks and other financial institutions		346,808		326,742
Customer accounts		1,324,734		1,195,590
Other financial liabilities		320,154		282,894
Other liabilities		40,284		38,082
Total liabilities		2,031,980		1,843,308
Total equity		$ 184,935		$ 156,372